Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Supplemental cash flow information:
Interest paid	$ 777	$ 2,278	$ 4,543	$ 3,220
Income taxes paid (refunded), net	1,924	286	1,172	3,054
Supplemental schedule of non-cash investing and financing activities:
Accrued construction costs	4,382	7,065	$ 6,039	$ 5,961
Net noncash impact from the consolidation of properties previously held in an unconsolidated joint venture	312,826	0
Accrued offering costs	$ 839	$ 0